Contract Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Contract Liabilities [Abstract]
CONTRACT LIABILITIES

NOTE 9 – CONTRACT LIABILITIES

Amounts related to contract liabilities as of March 31, 2022 and December 31, 2021 were as follows:

	March 31,	December 31,
	2022	2021

Patient services paid but not provided	$22,461	$42,530
Consulting services paid but not provided	—	25,000
Unshipped products	10,887	5,308
	$33,348	$72,838

Contract liabilities relate to contracted consulting services at CHM for which payment has been made but services have not yet been rendered as of the measurement date, physical therapy services purchased as a prepaid bundle for which services have not yet been provided, and MOD products that have been ordered and paid for by the customer, but which have not been shipped as of the measurement date. The Company typically satisfies its performance obligations related to such contracts upon completion of service or shipment of product. Payment is typically made in the period prior to the services being provided.

NOTE 11 – CONTRACT LIABILITIES

Amounts related to contract liabilities in the years ended December 31, 2021 and 2020 were as follows:

	December 31,
	2021	2020

Patient services paid but not provided	$42,530	$35,779
Consulting services paid but not provided	25,000	47,864
Unshipped products	5,308	5,782
	$72,838	$89,425

Contract liabilities relate to contracted consulting services at CHM for which payment has been made but services have not yet been rendered as of the measurement date, physical therapy services purchased as a prepaid bundle for which services have not yet been provided, and MOD products that have been ordered and paid for by the customer but which have not been shipped as of the measurement date. The Company typically satisfies its performance obligations related to such contracts upon completion of service or shipment of product. Payment is typically made in the period prior to the services being provided.